Non-current and current financial debts - Maturity of interest expense (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 1,017	$ 1,140
Not later than one year
Disclosure of detailed information about borrowings [line items]
Interest payable	94	96
Between one and five years
Disclosure of detailed information about borrowings [line items]
Interest payable	340	357
Later than five years
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 583	$ 687